LVIP Wellington SMID Cap Value Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.65%
Aerospace & Defense–2.82%
†Ducommun, Inc.	31,346	$3,013,291
Moog, Inc. Class A	20,618	4,281,740
†StandardAero, Inc.	130,386	3,558,234
		10,853,265
Automobile Components–1.58%
†Goodyear Tire & Rubber Co.	314,655	2,353,619
†Modine Manufacturing Co.	26,206	3,725,445
		6,079,064
Banks–12.61%
Ameris Bancorp	67,491	4,947,765
Cadence Bank	175,767	6,598,293
Columbia Banking System, Inc.	205,981	5,301,951
National Bank Holdings Corp. Class A	90,232	3,486,564
Seacoast Banking Corp. of Florida	127,741	3,887,159
Southstate Bank Corp.	62,850	6,213,980
Synovus Financial Corp.	145,800	7,155,864
UMB Financial Corp.	54,849	6,491,379
Webster Financial Corp.	75,805	4,505,849
		48,588,804
Building Products–0.97%
†Hayward Holdings, Inc.	247,633	3,744,211
		3,744,211
Capital Markets–2.82%
Evercore, Inc. Class A	5,608	1,891,691
Stifel Financial Corp.	59,709	6,775,180
TPG, Inc.	38,551	2,214,755
		10,881,626
Chemicals–3.66%
Avient Corp.	118,292	3,897,721
†Ingevity Corp.	106,767	5,892,471
Quaker Chemical Corp.	32,815	4,323,376
		14,113,568
Communications Equipment–1.96%
†F5, Inc.	9,474	3,061,902
†Viavi Solutions, Inc.	353,244	4,482,666
		7,544,568
Construction & Engineering–0.64%
†Fluor Corp.	58,326	2,453,775
		2,453,775
Construction Materials–1.38%
†James Hardie Industries PLC	277,264	5,326,241
		5,326,241
Consumer Finance–2.91%
Ally Financial, Inc.	125,988	4,938,730
Bread Financial Holdings, Inc.	69,329	3,866,478
†PRA Group, Inc.	155,947	2,407,822
		11,213,030
Consumer Staples Distribution & Retail–2.08%
†Performance Food Group Co.	7,467	776,867
†U.S. Foods Holding Corp.	94,313	7,226,262
		8,003,129
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging–1.56%
Silgan Holdings, Inc.	139,997	$6,021,271
		6,021,271
Diversified Consumer Services–0.91%
OneSpaWorld Holdings Ltd.	166,184	3,513,130
		3,513,130
Diversified REITs–1.19%
Essential Properties Realty Trust, Inc.	153,723	4,574,796
		4,574,796
Electronic Equipment, Instruments & Components–2.63%
Belden, Inc.	33,720	4,055,504
†Flex Ltd.	105,042	6,089,285
		10,144,789
Financial Services–1.61%
Voya Financial, Inc.	82,744	6,189,251
		6,189,251
Food Products–0.79%
†Simply Good Foods Co.	122,493	3,040,276
		3,040,276
Gas Utilities–2.98%
Chesapeake Utilities Corp.	44,280	5,964,073
ONE Gas, Inc.	68,321	5,529,902
		11,493,975
Ground Transportation–1.22%
Ryder System, Inc.	24,859	4,689,402
		4,689,402
Health Care Equipment & Supplies–2.94%
†Cooper Cos., Inc.	63,005	4,319,623
†ICU Medical, Inc.	31,139	3,735,434
†LivaNova PLC	62,734	3,286,007
		11,341,064
Health Care Providers & Services–1.23%
†Acadia Healthcare Co., Inc.	103,657	2,566,547
†Molina Healthcare, Inc.	11,293	2,161,029
		4,727,576
Health Care REITs–0.85%
American Healthcare REIT, Inc.	77,868	3,271,235
		3,271,235
Hotels, Restaurants & Leisure–2.22%
Brightstar Lottery PLC	185,017	3,191,543
Wyndham Hotels & Resorts, Inc.	67,209	5,369,999
		8,561,542
Household Durables–2.02%
Century Communities, Inc.	61,794	3,915,886
Somnigroup International, Inc.	45,969	3,876,566
		7,792,452
Industrial REITs–1.18%
First Industrial Realty Trust, Inc.	88,684	4,564,565
		4,564,565
LVIP Wellington SMID Cap Value Fund–1

LVIP Wellington SMID Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–3.08%
Everest Group Ltd.	15,080	$5,281,468
Kemper Corp.	128,170	6,607,164
		11,888,632
Interactive Media & Services–1.10%
†Cargurus, Inc.	114,270	4,254,272
		4,254,272
IT Services–2.25%
Amdocs Ltd.	58,606	4,808,622
†Wix.com Ltd.	21,688	3,852,440
		8,661,062
Leisure Products–1.12%
†Malibu Boats, Inc. Class A	133,489	4,331,718
		4,331,718
Life Sciences Tools & Services–1.91%
†Evotec SE ADR	435,748	1,581,765
†ICON PLC	33,101	5,792,675
		7,374,440
Machinery–4.92%
Atmus Filtration Technologies, Inc.	87,049	3,925,040
IDEX Corp.	22,879	3,723,786
JBT Marel Corp.	41,144	5,778,675
†Middleby Corp.	41,723	5,546,238
		18,973,739
Metals & Mining–1.78%
Reliance, Inc.	24,360	6,841,019
		6,841,019
Office REITs–0.91%
Douglas Emmett, Inc.	224,796	3,500,074
		3,500,074
Oil, Gas & Consumable Fuels–4.27%
†Antero Resources Corp.	187,816	6,303,105
Chord Energy Corp.	33,697	3,348,471
Coterra Energy, Inc.	110,128	2,604,527
Viper Energy, Inc. Class A	109,926	4,201,372
		16,457,475
Pharmaceuticals–1.15%
Perrigo Co. PLC	199,153	4,435,137
		4,435,137
Professional Services–3.06%
†CACI International, Inc. Class A	12,646	6,307,572
TransUnion	65,292	5,470,164
		11,777,736
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Residential REITs–1.74%
Camden Property Trust	62,941	$6,720,840
		6,720,840
Retail REITs–1.87%
Brixmor Property Group, Inc.	259,899	7,194,004
		7,194,004
Semiconductors & Semiconductor Equipment–1.99%
MKS, Inc.	61,916	7,663,343
		7,663,343
Software–2.61%
Pegasystems, Inc.	41,996	2,414,770
†Progress Software Corp.	83,350	3,661,566
†PTC, Inc.	19,603	3,979,801
		10,056,137
Specialty Retail–4.49%
†Boot Barn Holdings, Inc.	14,707	2,437,244
Dick's Sporting Goods, Inc.	30,158	6,701,711
†Five Below, Inc.	19,674	3,043,568
†Valvoline, Inc.	142,176	5,105,540
		17,288,063
Textiles, Apparel & Luxury Goods–1.76%
Steven Madden Ltd.	202,516	6,780,236
		6,780,236
Trading Companies & Distributors–2.88%
Boise Cascade Co.	66,243	5,121,909
WESCO International, Inc.	28,280	5,981,220
		11,103,129
Total Common Stock (Cost $325,073,181)		384,027,661

MONEY MARKET FUND–0.39%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.09%)	1,497,279	1,497,279
Total Money Market Fund (Cost $1,497,279)		1,497,279

TOTAL INVESTMENTS–100.04% (Cost $326,570,460)	385,524,940
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(159,703)
NET ASSETS APPLICABLE TO 16,165,728 SHARES OUTSTANDING–100.00%	$385,365,237

†Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP Wellington SMID Cap Value Fund–2